Income Tax (Details) - Schedule of Provision for Federal Income Tax - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Provision For Federal Income Tax Abstract
Current Operations	$ 312,000	$ 803,000
Less: valuation allowance	(312,000)	(803,000)
Net provision for Federal income taxes